Accounts Receivable Disclosure	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Accounts Receivable Disclosure

NOTE 4. ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	SEPTEMBER 30,	DECEMBER 31,
	2014	2013

Due from customers	$85,200	$182,663
Less allowance for bad debts	(9,250)	(10,967)
Total accounts receivable, net	$75,950	$171,696

NOTE 3 - ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31,	December 31,
	2013	2012

Due from customers	$182,662	$37,362
Less allowance for bad debts	(10,967)	--
	$171,696	$37,362